UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market
Central Fund

December 31, 2010

1.811315.106

CFM-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 44.4%
		Yield (a)	Principal Amount	Value
London Branch, Eurodollar, Foreign Banks - 11.8%
Commonwealth Bank of Australia
	4/4/11	0.30%	$ 1,000,000	$ 1,000,000
Credit Agricole SA
	4/8/11 to 5/9/11	0.37 to 0.45	16,000,000	16,000,000
Credit Industriel et Commercial
	2/3/11 to 2/16/11	0.35 to 0.50	19,000,000	19,000,000
Danske Bank AS
	2/7/11 to 2/25/11	0.30 to 0.33	11,000,000	11,000,015
DZ BANK AG
	1/12/11	0.35	4,000,000	4,000,000
HSBC Bank PLC
	8/29/11	0.50	1,000,000	1,000,000
ING Bank NV
	1/7/11 to 3/2/11	0.30 to 0.33	23,000,000	23,000,000
Landesbank Hessen-Thuringen
	1/6/11 to 2/18/11	0.40 to 0.53	11,000,000	11,000,000
National Australia Bank Ltd.
	3/9/11 to 6/10/11	0.30 to 0.43	17,000,000	17,000,022
Societe Generale
	2/1/11	0.33	4,000,000	4,000,000
				107,000,037
New York Branch, Yankee Dollar, Foreign Banks - 32.6%
Bank of Montreal
	3/17/11 to 11/22/11	0.28 to 0.50 (d)	22,000,000	22,000,000
Bank of Nova Scotia
	4/13/11 to 12/16/11	0.27 to 0.35 (d)	7,000,000	6,999,063
Bank of Tokyo-Mitsubishi
	1/4/11 to 7/11/11	0.28 to 0.62	27,000,000	27,000,000
Barclays Bank PLC New York Branch
	2/7/11	0.30	11,000,000	11,000,000
BNP Paribas New York Branch
	2/22/11 to 3/22/11	0.30 to 0.48	26,000,000	26,000,000
Canadian Imperial Bank of Commerce New York Branch
	3/7/11 to 11/7/11	0.36 to 0.50 (d)	17,000,000	17,000,032
Credit Agricole CIB
	3/1/11	0.36	6,000,000	6,000,000
Certificates of Deposit - continued
		Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Deutsche Bank AG New York Branch
	3/3/11	0.30%	$ 6,000,000	$ 6,000,000
DZ BANK AG
	2/10/11	0.40	3,000,000	3,000,000
Landesbank Baden-Wuerttemberg New York Branch
	1/13/11	0.45	11,000,000	11,000,000
Mizuho Corporate Bank Ltd.
	1/12/11	0.27	30,000,000	30,000,001
National Bank Canada
	11/4/11	0.39 (d)	8,000,000	8,000,000
Natixis SA
	1/4/11 to 3/22/11	0.35 to 2.00 (d)	26,000,000	26,000,000
Norddeutsche Landesbank
	1/3/11	0.60	5,000,000	5,000,000
Nordea Bank Finland PLC
	1/11/11	0.60	3,000,000	3,000,000
Rabobank Nederland New York Branch
	2/25/11 to 9/12/11	0.26 to 0.50 (d)	22,000,000	22,000,000
Royal Bank of Canada
	12/30/11	0.63 (d)	3,000,000	3,000,000
Royal Bank of Canada New York Branch
	1/21/11 to 3/14/11	0.26 (d)	2,000,000	2,000,000
Royal Bank of Scotland PLC
	2/22/11	0.48 (d)	6,000,000	6,000,000
Societe Generale
	2/3/11 to 2/7/11	0.33 to 1.49 (d)	11,000,000	11,000,000
Sumitomo Mitsui Banking Corp.
	1/11/11 to 2/18/11	0.27 to 0.30	17,000,000	17,000,000
Svenska Handelsbanken
	5/3/11	0.35	6,000,000	6,000,102
Toronto-Dominion Bank New York Branch
	2/4/11 to 3/10/11	0.26 to 0.27 (d)	2,000,000	2,000,000
UBS AG
	3/17/11 to 5/2/11	0.31 to 0.35	18,000,000	18,000,000
				294,999,198
TOTAL CERTIFICATES OF DEPOSIT				401,999,235
Commercial Paper - 18.1%
		Yield (a)	Principal Amount	Value
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
	1/20/11	0.28%	$ 1,980,000	$ 1,979,707
Australia & New Zealand Banking Group Ltd.
	4/4/11	0.32	3,000,000	2,997,520
Bank of Nova Scotia
	3/16/11 to 3/17/11	0.30	8,000,000	7,995,025
Barclays Bank PLC/Barclays US CCP Funding LLC
	2/14/11	0.32	1,000,000	999,609
BP Capital Markets PLC
	1/7/11	0.48	2,000,000	1,999,840
Commerzbank U.S. Finance, Inc.
	1/4/11 to 2/7/11	0.33 to 0.42	15,000,000	14,996,755
Commonwealth Bank of Australia
	6/2/11 to 11/21/11	0.34 to 0.35 (d)	6,000,000	5,999,928
Credit Suisse New York Branch
	3/30/11	0.30	7,000,000	6,994,867
CVS Caremark Corp.
	1/31/11	0.40 (d)	2,000,000	2,000,000
Danske Corp.
	2/10/11 to 2/11/11	0.31	4,000,000	3,998,628
Deutsche Bank Financial LLC
	3/23/11	0.30	2,000,000	1,998,650
DnB NOR Bank ASA
	1/5/11 to 3/7/11	0.35 to 0.62	8,000,000	7,996,391
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
	1/3/11	0.45	1,000,000	999,975
Intesa Funding LLC
	1/4/11 to 2/9/11	0.32 to 0.45	11,000,000	10,997,810
Landesbank Baden-Wuert
	1/14/11	0.45	12,000,000	11,998,050
Landesbank Hessen-Thuringen
	1/6/11	0.40	4,000,000	3,999,778
Commercial Paper - continued
		Yield (a)	Principal Amount	Value
Natexis Banques Populaires U.S. Finance Co. LLC
	1/19/11 to 2/2/11	0.35 to 0.40%	$ 8,000,000	$ 7,997,976
Nationwide Building Society
	2/17/11 to 3/22/11	0.30 to 0.35	5,000,000	4,996,997
Natixis US Finance Co. LLC
	2/2/11	0.41 (d)	7,000,000	7,000,000
Nordea North America, Inc.
	2/24/11 to 3/1/11	0.35	3,000,000	2,998,376
Novartis Finance Corp.
	1/18/11 to 2/23/11	0.30 to 0.36	3,000,000	2,998,918
Royal Bank of Canada
	6/16/11	0.40	6,000,000	5,988,933
Skandinaviska Enskilda Banken AB
	1/7/11 to 1/24/11	0.30 to 0.33	4,800,000	4,799,471
Societe Generale North America, Inc.
	3/1/11	0.35	6,000,000	5,996,558
Sumitomo Trust & Banking Co. Ltd.
	2/7/11 to 2/14/11	0.35	2,000,000	1,999,213
Swedbank AB
	1/13/11	0.35	2,000,000	1,999,767
Total Capital Canada Ltd.
	9/8/11 to 9/15/11	0.40	2,000,000	1,994,367
Toyota Motor Credit Corp.
	2/3/11 to 4/12/11	0.35	3,000,000	2,998,376
UniCredito Italiano Bank (Ireland) PLC
	1/6/11 to 1/7/11	0.40	3,000,000	2,999,811
Virginia Electric & Power Co.
	1/26/11	0.40	1,000,000	999,722
Westpac Banking Corp.
	4/19/11 to 10/7/11	0.29 to 0.45 (d)	19,000,000	18,990,475
Xerox Corp.
	1/24/11	1.00	1,000,000	999,361
TOTAL COMMERCIAL PAPER				163,710,854
U.S. Government and Government Agency Obligations - 0.1%
		Yield (a)	Principal Amount	Value
Other Government Related - 0.1%
General Electric Capital Corp. (FDIC Guaranteed)
	3/11/11	1.8% (c)	$ 1,000,000	$ 1,002,514
Federal Agencies - 0.9%

Federal Home Loan Bank - 0.9%
	9/26/11 to 12/30/11	0.23 to 0.50 (d)	8,000,000	7,999,257
U.S. Treasury Obligations - 4.7%

U.S. Treasury Bills - 1.8%
	3/24/11 to 6/30/11	0.20 to 0.23	16,000,000	15,985,434
U.S. Treasury Notes - 2.9%
	1/31/11 to 11/30/11	0.21 to 0.48	26,000,000	26,272,806
TOTAL U.S. TREASURY OBLIGATIONS				42,258,240
Medium-Term Notes - 4.9%

Berkshire Hathaway, Inc.
	2/10/11	0.27 (d)	2,000,000	2,000,000
BNP Paribas SA
	2/11/11	0.54 (d)	11,000,000	11,000,000
BP Capital Markets PLC
	4/11/11	0.44 (d)	2,733,000	2,733,000
Commonwealth Bank of Australia
	1/4/11	0.32 (b)(d)	4,000,000	4,000,000
Metropolitan Life Global Funding I
	4/7/11	1.79 (b)(d)	1,000,000	1,000,000
Royal Bank of Canada
	12/30/11 to 1/13/12	0.29 to 0.70 (b)(d)	14,000,000	14,000,000
Westpac Banking Corp.
	9/23/11 to 1/13/12	0.30 to 0.32 (b)(d)	10,000,000	10,000,000
TOTAL MEDIUM-TERM NOTES				44,733,000
Asset-Backed Securities - 1.7%
		Yield (a)	Principal Amount	Value

GE Equipment Midticket LLC
	9/14/11	0.35% (b)	$ 15,104,719	$ 15,104,719
Municipal Securities - 10.9%

California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 B3, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
1/7/11	0.33 (d)(e)	11,310,000		11,310,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Valley Palms Apts. Proj.) Series 2002 C, LOC Fannie Mae, VRDN
1/7/11	0.32 (d)(e)	12,000,000		12,000,000
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.) Series 2002 A3, (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN
1/7/11	0.32 (d)(e)	6,100,000		6,100,000
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, VRDN
1/7/11	0.65 (d)	4,600,000		4,600,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, (Liquidity Facility JPMorgan Chase Bank), VRDN
1/7/11	0.34 (d)	2,530,000		2,530,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, LOC Bank of America NA, VRDN
1/7/11	0.33 (d)(e)	12,400,000		12,400,000
New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) LOC Fannie Mae, VRDN
1/7/11	0.30 (d)(e)	12,900,000		12,900,000
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.), Series 2008 A, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.32 (d)(e)	21,000,000		21,000,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN
1/7/11	0.31 (d)	10,500,000		10,500,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 C, LOC Branch Banking & Trust Co., VRDN
1/7/11	0.31 (d)	2,900,000		2,900,000
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2009 A, LOC Wells Fargo Bank NA, VRDN
1/7/11	0.32 (d)	2,000,000		2,000,000
TOTAL MUNICIPAL SECURITIES			98,240,000
Repurchase Agreements - 14.4%
	Maturity Amount	Value
In a joint trading account at 0.27% dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations) #	$ 482,011	$ 482,000
With:
Banc of America Securities LLC at 0.8%, dated 10/28/10 due 2/4/11 (Collateralized by Mortgage Loan Obligations valued at $6,480,432, 4.63%, 2/25/36) (d)(f)	6,048,533	6,000,000
Barclays Capital, Inc. at:
0.42%, dated:
12/17/10 due 1/7/11 (Collateralized by Mortgage Loan Obligations valued at $1,080,177, 5.87%, 12/10/49)	1,000,327	1,000,000
12/20/10 due 1/7/11 (Collateralized by Mortgage Loan Obligations valued at $1,080,177, 5.87%, 12/10/49)	1,000,362	1,000,000
1%, dated:
8/24/10 due 4/5/11 (Collateralized by Mortgage Loan Obligations valued at $3,161,550, 5.37%, 12/11/49)	3,030,417	3,000,000
9/9/10 due 4/5/11 (Collateralized by Mortgage Loan Obligations valued at $3,250,441, 5.87%, 12/11/49)	3,030,333	3,000,000
10/13/10 due 4/5/11 (Collateralized by Corporate Obligations valued at $2,165,931, 4.5%, 11/15/16)	2,020,167	2,000,000
BNP Paribas Securities Corp. at 0.28%, dated 12/31/10 due 1/3/11 (Collateralized by Corporate Obligations valued at $4,200,098, 0.63%, 5/24/12)	4,000,093	4,000,000
Deutsche Bank Securities, Inc. at:
0.24%, dated 11/15/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $3,061,000, 7%, 3/1/37)	3,003,640	3,000,000
0.41%, dated:
10/13/10 due 1/7/11 (Collateralized by Mortgage Loan Obligations valued at $1,080,735, 0.49% - 9.25%, 11/1/14 - 11/20/48)	1,001,025	1,000,000
10/21/10 due 1/7/11 (Collateralized by Mortgage Loan Obligations valued at $1,130,364, 0.44%, 12/25/46)	1,001,025	1,000,000
10/25/10 due 1/7/11 (Collateralized by Mortgage Loan Obligations valued at $1,243,902, 5.5% - 10%, 6/15/12 - 8/25/36)	1,001,048	1,000,000
11/8/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $1,083,843, 1.51% - 5%, 10/1/13 - 1/15/16)	1,001,036	1,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at:
0.41%, dated:
11/17/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $1,051,871, 1.13% - 9.5%, 10/30/18 - 9/25/36)	$ 1,001,036	$ 1,000,000
0.42%, dated:
11/29/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $1,099,517, 0.41% - 7.98%, 6/15/12 - 11/20/48)	1,001,027	1,000,000
12/7/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $1,083,492, 1.51% - 5%, 10/1/13 - 1/15/16)	1,001,050	1,000,000
12/30/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $1,080,092, 1.51%, 1/15/16)	1,001,050	1,000,000
ING Financial Markets LLC at:
0.23%, dated: 10/25/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $1,021,142, 5%, 4/1/20)
	1,000,581	1,000,000
10/18/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $1,021,142, 5%, 4/1/20)	1,000,588	1,000,000
0.24%, dated:
10/18/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $1,022,278, 6.5%, 12/1/37)	1,001,213	1,000,000
10/25/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $1,022,278, 6.5%, 12/1/37)	1,001,213	1,000,000
11/15/10 due:
1/7/11 (Collateralized by U.S. Government Obligations valued at $1,021,142, 5%, 4/1/20)	1,000,587	1,000,000
1/7/11 (Collateralized by U.S. Government Obligations valued at $1,021,578, 6%, 8/1/36)	1,001,193	1,000,000
0.36%, dated 12/17/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $1,050,367, 6.05%, 5/16/16)	1,000,320	1,000,000
0.39%, dated 11/8/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $1,050,710, 6.4%, 5/15/38)	1,000,986	1,000,000
J.P. Morgan Clearing Corp. at:
0.75%, dated 9/7/10 due 3/7/11 (Collateralized by Corporate Obligations valued at $2,165,625, 1%, 5/1/14)	2,007,542	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
J.P. Morgan Clearing Corp. at:
0.35%, dated 12/31/10 due 1/3/11 (Collateralized by Equity Securities valued at $34,000,992)	$ 34,000,992	$ 34,000,000
0.55%, dated 12/31/10 due 1/3/11 (Collateralized by Equity Securities valued at $3,000,138)	3,000,138	3,000,000
0.6%, dated 10/27/10 due 1/25/11 (Collateralized by Equity Securities valued at $1,001,500)	1,001,500	1,000,000
0.7%, dated 10/27/10 due 4/25/11 (Collateralized by Equity Securities valued at $1,003,500)	1,003,500	1,000,000
J.P. Morgan Securities, Inc.:
0.73%, dated 9/28/10 due 3/25/11 (Collateralized by Corporate Obligations valued at $1,053,194, 6.95%, 1/15/38)	1,003,609	1,000,000
0.75%, dated 10/12/10 due 4/11/11 (Collateralized by Corporate Obligations valued at $2,165,625, 0%, 5/1/14)	2,007,542	2,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.42%, dated 12/28/10 due 1/4/11 (Collateralized by Equity Securities valued at $6,550,500)	6,000,490	6,000,000
0.65%, dated 12/31/10 due 1/3/11 (Collateralized by Mortgage Loan Obligations valued at $18,360,995, 0%, 7/28/35)	17,000,921	17,000,000
0.7%, dated 11/19/10 due 2/4/11 (Collateralized by Equity Securities valued at $2,262,900)	2,014,117	2,000,000
Morgan Stanley & Co., Inc. at 0.24%, dated 11/5/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $2,040,802, 6.06%, 11/1/36)	2,001,120	2,000,000
RBC Capital Markets Co. at:
0.41%, dated 10/5/10 due 1/5/11 (Collateralized by Corporate Obligations valued at $1,249,241, 1.13% - 6.6%, 4/1/12 - 10/25/20)	1,001,048	1,000,000
0.46%, dated 12/8/10 due 1/7/11 (Collateralized by Mortgage Loan Obligations valued at $2,329,051, 0% - 5.27%, 10/25/32 - 8/25/45)	2,000,767	2,000,000
RBC Capital Markets Corp. at 0.24%, dated 12/1/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $1,020,224, 3.5% - 9.5%, 3/1/13 - 1/15/39)	1,000,600	1,000,000
RBS Securities, Inc. at:
0.25%, dated 10/27/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $1,023,134, 4.02% - 5.58%, 7/1/36 - 12/1/39)	1,001,250	1,000,000
0.67%, dated 12/17/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $5,252,041, 0.28% - 5.3%, 12/15/12 - 3/15/18)	5,002,978	5,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
RBS Securities, Inc. at:
0.77%, dated 8/5/10 due 2/4/11 (Collateralized by Mortgage Loan Obligations valued at $3,241,697, 0.49%, 8/25/37) (d)(f)	$ 3,023,421	$ 3,000,000
UBS Securities LLC at:
0.4%, dated 11/29/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $1,050,397, 2.75%, 8/15/13)	1,000,978	1,000,000
0.48%, dated 12/13/10 due 1/7/11 (Collateralized by Corporate Obligations valued at $1,080,435, 2%, 2/15/12)	1,001,213	1,000,000
0.61%, dated:
10/29/10 due 1/27/11 (Collateralized by Corporate Obligations valued at $1,081,208, 9.38%, 12/15/15)	1,001,525	1,000,000
11/15/10 due 2/14/11 (Collateralized by Corporate Obligations valued at $1,055,152, 0.56%, 6/15/18)	1,001,542	1,000,000
0.64%, dated 11/18/10 due 2/16/11 (Collateralized by Corporate Obligations valued at $1,081,440, 2%, 2/15/12)	1,001,600	1,000,000
Wells Fargo Securities, LLC at:
0.24%, dated 10/21/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $1,020,949, 4% - 5%, 12/1/40 - 1/1/41)	1,000,600	1,000,000
0.25%, dated 10/21/10 due 1/7/11 (Collateralized by U.S. Government Obligations valued at $1,020,949, 4% - 5%, 12/1/40 - 1/1/41)	1,001,250	1,000,000
TOTAL REPURCHASE AGREEMENTS		130,482,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $905,529,819)		905,529,819
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(556,703)
NET ASSETS - 100%		$ 904,973,116
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly, or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,104,719 or 4.9% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,002,514 or 0.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$482,000 due 1/03/11 at 0.27%
Bank of America NA	$ 237,150
Citibank NA	4,561
Citigroup Global Markets, Inc.	36,485
Credit Agricole Securities (USA), Inc.	15,453
Deutsche Bank Securities, Inc.	54,727
HSBC Securities (USA), Inc.	54,727
J.P. Morgan Securities, Inc.	27,363
Morgan Stanley & Co., Inc.	7,297
RBC Capital Markets Corp.	18,698
UBS Securities LLC	25,539
$ 482,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2010, the cost of investment securities for income tax purposes was $905,529,819.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2011